Note 4 - Investment Securities - Schedule of Investment Securities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Available for sale securities, amortized cost	$ 363,433,369	$ 362,464,561
Available for sale securities, gross unrealized gains	321,218	293,367
Available for sale securities, gross unrealized losses	(10,688,421)	(8,511,024)
Available for Sale, at Fair Value	353,066,166	354,246,904
US Government Agencies Debt Securities [Member]
Available for sale securities, amortized cost	356,498,339	354,931,318
Available for sale securities, gross unrealized gains	303,360	258,049
Available for sale securities, gross unrealized losses	(10,596,527)	(8,465,948)
Available for Sale, at Fair Value	346,205,172	346,723,419
US States and Political Subdivisions Debt Securities [Member]
Available for sale securities, amortized cost	4,007,883	4,493,085
Available for sale securities, gross unrealized gains	17,858	22,835
Available for sale securities, gross unrealized losses	(36,632)	(23,094)
Available for Sale, at Fair Value	3,989,109	4,492,826
Corporate Debt Securities [Member]
Available for sale securities, amortized cost	2,927,147	2,047,517
Available for sale securities, gross unrealized gains		12,483
Available for sale securities, gross unrealized losses	(55,262)
Available for Sale, at Fair Value	$ 2,871,885	2,060,000
Asset-backed Securities [Member]
Available for sale securities, amortized cost		992,641
Available for sale securities, gross unrealized gains
Available for sale securities, gross unrealized losses		(21,982)
Available for Sale, at Fair Value		$ 970,659